EXPLORATION AND EVALUATION ASSETS (Details Narrative)												6 Months Ended		12 Months Ended						48 Months Ended
	Feb. 18, 2020 CAD ($)	Feb. 18, 2020 DKK (kr)	Sep. 25, 2019 CAD ($) shares	May 04, 2018 CAD ($)	May 04, 2018 DKK (kr)	Apr. 11, 2016	Aug. 01, 2015 CAD ($)	Mar. 04, 2012 CAD ($)	Mar. 04, 2012 DKK (kr)	Aug. 15, 2011 CAD ($)	Aug. 15, 2011 DKK (kr)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 DKK (kr)	Dec. 31, 2015 CAD ($)	Dec. 31, 2015 DKK (kr)
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Acquisition and exploration related cost												$ 84,000	$ 563,000
Quetico East [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Proceed from debt												39,835
Quetico West [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Proceed from debt												21,948
Post Creek Property [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Advances payable annually on net smelter return royalties							$ 10,000
Payments made in advance												5,000	5,000
Exploration and license related expenditures												10,746	21,927
Halcyon Property [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Advances payable annually on net smelter return royalties							$ 8,000
Payments made in advance												4,000	4,000
Exploration and license related expenditures												9,746	16,254
Quetico Property [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Exploration and license related expenditures												11,668	72,444
Acquisition and exploration related cost																	$ 64,256
Exploration claim description														By the second anniversary of the recording of a claim and by each anniversary thereafter, a minimum of $400 worth of exploration activity per claim unit must be reported to the Provincial Recording Office.	By the second anniversary of the recording of a claim and by each anniversary thereafter, a minimum of $400 worth of exploration activity per claim unit must be reported to the Provincial Recording Office.
Quetico Property [Member] | Prior to April 26, 2021 [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total annual work requirement cost												324,000
Loveland (Enid Creek) Property [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Acquisition and exploration related cost														$ 437,897
Percentage of interest in property to be acquired on basis of option agreement			100.00%
Acquisition costs			$ 1,525,000
Issuance of common shares | shares			300,000													300,000
Payment to acquire property																$ 25,000
Common shares fair value																$ 51,000
Loveland (Enid Creek) Property [Member] | NSR [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Percentage of interest in property to be acquired on basis of option agreement			1.00%
Loveland (Enid Creek) Property [Member] | September 25, 2024 [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Acquisition and exploration related cost												4,500,000
Lingman Lake Property [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Acquisition and exploration related cost
Maniitsoq Property [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Exploration and license related expenditures												$ 69,169	83,191
Percentage of net smelter return royalties												2.50%
Percentage of net smelter return royalties after reduction												1.00%
Payment required to reduce net smelter return royalties												$ 2,000,000
Number of days from decision to commence commercial production to reduce net smelter return royalties												60 days
License period description												At the expiration of the first license period, the Company may apply for a second license period (years 6-10), and the Company may apply for a further 3-year license for years 11 to 13. Thereafter, the Company may apply for additional 3-year licenses for years 14 to 16, 17 to 19 and 20 to 22. The Company will be required to pay additional license fees and will be obligated to incur minimum eligible exploration expenses for such years.
Period of additional license application for years 11-13												3 years
Period of additional license application after year 13												3 years
Restoration obligations														267,000
Actual cleanup costs												$ 172,394
Reversal of excess provision												94,606
Sulussugut License [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Exploration and license related expenditures												$ 49,445	66,139
License period description												The credits available from each year may be carried forward for 3 years plus 1 year extension and expire between December 31, 2022 to December 2024. The Company has no exploration commitment for 2021 year.
License fee paid										$ 5,742	kr 31,400							$ 7,982	kr 40,400
Period of additional license application after first period						5 years
Exploration requirement																				$ 15,808,386	kr 83,809,340
Exploration cost														56,262,968						$ 26,115,831
Total carried credits														58,776,729	kr 283,945,553
Approved exploration expenditures														179,076	865,100
Ininngui License [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Exploration and license related expenditures												$ 14,306	13,491
License period description								The Ininngui License was valid for an initial 5 years until December 31, 2016, with December 31, 2012 being the first year. The license was extended for a further 5 years, until December 31, 2021, with December 31, 2017 being the first year. During the year ended December 31, 2020, the Company received one year period license extension, which provides for renewal period until 2022.	The Ininngui License was valid for an initial 5 years until December 31, 2016, with December 31, 2012 being the first year. The license was extended for a further 5 years, until December 31, 2021, with December 31, 2017 being the first year. During the year ended December 31, 2020, the Company received one year period license extension, which provides for renewal period until 2022.			The credits available from each year may be carried forward for 3 years plus 1 year extension and expire between December 31, 2022 to December 2024. The Company has no exploration commitment for 2021 year.
License fee paid								$ 5,755	kr 32,200
Exploration cost														5,199,578
Total carried credits														$ 6,297,882	kr 30,424,551
Minimum exploration expenditures and actual spend on exploration costs payable in cash, description														the minimum exploration expenditures on the license in any one year from years 2-5, the Company may pay 50% of the difference in cash to BMP as full compensation for that year. This procedure may not be used for more than 2 consecutive calendar years and as at December 31, 2020, the Company has not used the procedure for the license.	the minimum exploration expenditures on the license in any one year from years 2-5, the Company may pay 50% of the difference in cash to BMP as full compensation for that year. This procedure may not be used for more than 2 consecutive calendar years and as at December 31, 2020, the Company has not used the procedure for the license.
Percentage of difference between minimum exploration expenditures and actual spend on exploration costs payable in cash														50.00%	50.00%
Carbonatite License [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Exploration and license related expenditures												$ 5,022	3,561
License period description				The Carbonatite License is valid for 5 years until December 31, 2022, with December 31, 2020 being the third year. During the year ended December 31, 2020, the Company received one year period license extension, which provides for renewal period until 2023.	The Carbonatite License is valid for 5 years until December 31, 2022, with December 31, 2020 being the third year. During the year ended December 31, 2020, the Company received one year period license extension, which provides for renewal period until 2023.							The credit available from each year may be carried forward 3 years plus 1 year extension and expire between December 31, 2023 to December 2024. The Company has no exploration commitment for 2021 year.
License fee paid				$ 6,523	kr 31,000
Exploration cost														$ 1,504,317
Total carried credits | kr															kr 10,544,473
Carbonatite License [Member] | Danish krone [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total carried credits														$ 2,182,706
West Greenland Prospecting License [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Exploration and license related expenditures												$ 396	$ 4,301
License period description	the Company was granted new prospective license No. 2020/05, by the BMP of Greenland for a period of 5 years ending December 31, 2024.	the Company was granted new prospective license No. 2020/05, by the BMP of Greenland for a period of 5 years ending December 31, 2024.
License fee paid	$ 4,301	kr 21,900